FAIR VALUE (Details 3) - USD ($)	12 Months Ended
	Feb. 28, 2017		Feb. 29, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 188,790,669		$ 55,252,420
Purchase	40,412,690		129,834,051
Disposal	(50,000,000)	[1]	(674,576)
Transfer out upon gaining control	(10,515,391)		(4,284,233)
Transfer out due to change of accounting method	(1,165,077)
Changes in fair value	74,942,734		10,576,836
Impairment loss	(6,047,689)		(1,564,200)
Foreign exchange difference	(742,092)		(349,629)
Balance at the end of the period	$ 235,675,844		$ 188,790,669

[1]	In April and August 2015, the Group aggregately acquired 30% equity interest in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares. In fiscal year 2017, the Group entered into agreements with Changing and its founders to a) Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately later Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs. b) Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring which was disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details. c) Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017. The above three transactions were discrete and separately accounted for. An increase of change in fair value of the investment in Changing amounted to $5,220,210 and $1,400,256 in fiscal years 2016 and 2017.